LONG-TERM PREPAYMENTS AND DEPOSITS	12 Months Ended
Dec. 31, 2014
LONG-TERM PREPAYMENTS AND DEPOSITS [Abstract]
LONG-TERM PREPAYMENTS AND DEPOSITS
11.	LONG-TERM PREPAYMENTS AND DEPOSITS

Long term prepayments and deposits consist of the following:

	December 31,
	2013	2014

Prepayments for acquisition of fixed assets	$1,082,391	$1,484,843
Other deposits	14,946,452	2,000,350
Other long-term prepayments	2,790,640	615,373
	$18,819,483	$4,100,566

Other deposits mainly represent deposits for concession contracts.